Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The table below discloses “Compensation Actually Paid” (“CAP”), calculated under SEC rules, for (i) Selective’s principal executive officer (“PEO”) and (ii) Selective’s NEOs other than the PEO, on an average basis, as well as certain financial performance measures for Selective for the past three fiscal years. Mr. Marchioni served as PEO during 2022 and 2021. During 2020, Gregory E. Murphy served as PEO until January 31, 2020, after which time Mr. Marchioni was appointed as PEO.

Consistent with SEC rules, Selective has identified GAAP Combined Ratio as its “Company-Selected Measure,” an accepted insurance industry standard of profitability. Selective believes that this measure represents the most important financial performance measure used to link CAP to company performance. GAAP Combined Ratio is a key component of Selective’s compensation program, as described in our Compensation Discussion and Analysis section above.

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table (“SCT”) Total for PEO ($)(1) (b1)	SCT Table Total for PEO ($)(1) (b2)	CAP to PEO ($)(1)(2)(3)(c1)	CAP to PEO ($)(1)(2)(4)(c2)	Average SCT Total for Non- PEO NEOs ($)(5) (d)	Average CAP to Non-PEO NEOs ($)(2)(5)(6) (e)	Total Share- Holder Return ($)(7) (f)	Peer Group Total Share- holder Return ($)(7)(g)	Net Income ($) (h)	GAAP Combined Ratio (%) (i)
2022	5,810,187	–	7,100,961	–	1,958,112	2,282,919	142.03	108.70	224,886	95.1
2021	5,435,625	–	7,471,943	–	1,889,803	2,490,130	129.52	101.26	403,837	92.8
2020	5,130,406	5,370,502	5,319,126	5,606,083	2,196,253	2,287,992	104.46	90.45	246,355	94.9

(1)      Mr. Marchioni served as PEO during 2022 and 2021. During 2020, Gregory E. Murphy served as PEO until January 31, 2020, after which time Mr. Marchioni was appointed as PEO. Mr. Murphy served as our Executive Chairman from February 1, 2020 through December 31, 2020. Consistent with SEC rules, we have included Mr. Murphy’s total 2020 compensation, including his compensation for service as Executive Chairman from February 1, 2020 through December 31, 2020, as reflected in Mr. Murphy’s total compensation amount set forth in columns (b2)

and (c2). No relationship can be drawn between PEO (c2) and performance measures because Mr. Murphy was only a PEO for one month of the reported disclosure period.

(2)      Consistent with SEC rules, we made the following adjustments to the SCT totals for NEOs to calculate CAP amounts:

◾	Excluded the actuarial increase in the present value of each applicable NEO’s pension benefits under SICA’s defined benefit pension plans, which represented changes in pension values primarily attributable to an increase in the discount rate used to calculate present value and the use of the most-recently released mortality tables. See tables below for quantitative detail for the PEOs and non-PEO NEOs.

◾	Added changes in pension values attributable to current years’ service and any change in pension value attributable to plan amendments made during each fiscal year. Our pension plan is closed to new entrants and existing participants ceased accruing benefits after March 31, 2016. There were no amendments to the pension plan in each fiscal year that changed that pension value.

◾	Excluded the grant date fair values for the performance-based restricted stock unit and performance-based cash incentive unit awards granted to the NEOs. See tables below for quantitative detail for the PEOs and non-PEO NEOs.

◾	Added the fair values of performance-based restricted stock units (and related accrued dividend equivalent units) and performance-based cash incentive unit awards granted to the NEOs in each year, valued as of each fiscal year end. See tables below for quantitative detail for the PEO and non-PEO NEOs.

◾	Added the year-over-year change in fair value of the prior years' unvested performance-based restricted stock units (and related accrued dividend equivalent units) and performance-based cash incentive unit awards, and the awards that vested during each fiscal year. See tables below for quantitative detail for the PEO and non-PEO NEOs.

Additionally, assumptions made in the valuation of the 2022, 2021, and 2020 grants of performance-based restricted stock unit awards, and the 2022, 2021, and 2020 grants of performance-based cash incentive unit awards that differ materially from those disclosed as of the grant date of such awards include adjustment of:

◾	Selective's common stock price per share and reinvested dividends to reflect the measurement date value (instead of the common stock price per share and reinvested dividends at grant date). Measurement date represents each fiscal year end or the date of vesting for those awards that vested in each fiscal year.

◾	Per unit values for the performance-based cash incentive unit awards for the TSR value at the measurement date (instead of using the initial per unit value of $100).

◾	The peer group multiplier for cash incentive unit awards to reflect the Monte Carlo valuation received at the measurement date, recorded on a one-quarter lag (instead of using the initial peer group multiplier of 100%).

(3)      The following table reconciles SCT Total for PEO (b1) to Total CAP to PEO (c1):

PEO (c1):
Fiscal Year	SCT Total ($) (A)	Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	Added to CAP: Pension Value Attributable to Fiscal Years' Service and Plan Amendments ($) (C)	Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(1) (E)	Added to CAP: Change in Fair Value of Prior Years' Unvested Awards ($)(1) (F)	Added to CAP: Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)(1) (G)	Total CAP (A - B + C - D + E + F + G)
2022	5,810,187	--	–	2,628,160	3,420,746	584,812	(86,623)	7,100,961
2021	5,435,625	–	–	2,124,100	3,075,273	1,093,366	(8,221)	7,471,943
2020	5,130,406	239,169	–	1,648,685	1,810,867	244,246	21,461	5,319,126

(1) The table below shows information on performance-based restricted stock unit awards (“RSUs”) and performance-based cash incentive unit awards (“CIUs”) previously granted to PEO (c1).

PEO (c1):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years' Awards Unvested ($)	Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2022
RSUs	2,310,409	406,192	(86,623)	2,629,977
CIUs	1,110,337	178,620	-	1,288,957
Total	3,420,746	584,812	(86,623)	3,918,934
2021
RSUs	2,052,416	598,684	(36,748)	2,614,352
CIUs	1,022,857	494,682	28,527	1,546,066
Total	3,075,273	1,093,366	(8,221)	4,160,419
2020
RSUs	1,255,857	117,570	54,475	1,427,902
CIUs	555,010	126,676	(33,014)	648,673
Total	1,810,867	244,246	21,461	2,076,575

(4)      The following table reconciles SCT Total for PEO (b2) to Total CAP to PEO (c2):

PEO (c2):
Fiscal Year	SCT Total ($) (A)	Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	Added to CAP: Pension Value Attributable to Fiscal Years' Service and Plan Amendments ($) (C)	Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(1) (E)	Added to CAP: Change in Fair Value of Prior Years' Unvested Awards ($)(1) (F)	Added to CAP: Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)(1) (G)	Total CAP (A - B + C - D + E + F + G)
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2020	5,370,502	380,329	–	2,100,004	2,284,638	395,669	35,607	5,606,083

(1) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to PEO (c2).

PEO (c2):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2022
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2021
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2020
RSUs	1,599,049	190,096	90,788	1,879,933
CIUs	685,589	205,573	(55,181)	835,981
Total	2,284,638	395,669	35,607	2,715,914

(5)            For 2022 and 2021, the Non-PEO NEOs were Messrs. Wilcox, Lanza, and Senia, and Ms. Hall. For 2020, the Non-PEO NEOs were Messrs. Wilcox and Lanza.

(6)            The following table reconciles Average SCT Total for Non-PEO NEOs (d) to Average CAP to Non-PEO NEOs (e):

Average for Non-PEO NEOs:
Fiscal Year	SCT Total ($) (A)	Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	Added to CAP: Pension Value Attributable to Fiscal Years' Service and Plan Amendments ($) (C)	Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(1) (E)	Added to CAP: Change in Fair Value of Prior Years' Unvested Awards ($)(1) (F)	Added to CAP: Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)(1) (G)	Total CAP (A - B + C - D + E + F + G)
2022	1,958,112	–	–	665,944	863,214	158,607	(31,070)	2,282,919
2021	1,889,803	–	–	580,838	835,690	348,738	(3,263)	2,490,130
2020	2,196,253	101,198	–	637,958	698,107	120,014	12,774	2,287,992

(1) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to the Non-PEO NEOs.

Average for Non-PEO NEOs:
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2022
RSUs	583,518	108,458	(31,070)	660,907
CIUs	279,695	50,149	–	329,844
Total	863,214	158,607	(31,070)	990,751
2021
RSUs	559,612	188,746	(14,317)	734,040
CIUs	276,078	159,992	11,054	447,124
Total	835,690	348,738	(3,263)	1,181,165
2020
RSUs	485,891	55,881	32,425	574,197
CIUs	212,216	64,133	(19,651)	256,698
Total	698,107	120,014	12,774	830,894

(7)       We used our peer group for purposes of Item 201(e) of Regulation S-K to calculate peer group total shareholder return. The peer group is a select group of peer companies comprised of Nasdaq-listed companies in SIC Code 6330-6339, Fire, Marine, and Casualty Insurance.

Company Selected Measure Name			GAAP Combined Ratio
Named Executive Officers, Footnote [Text Block]

(1)      Mr. Marchioni served as PEO during 2022 and 2021. During 2020, Gregory E. Murphy served as PEO until January 31, 2020, after which time Mr. Marchioni was appointed as PEO. Mr. Murphy served as our Executive Chairman from February 1, 2020 through December 31, 2020. Consistent with SEC rules, we have included Mr. Murphy’s total 2020 compensation, including his compensation for service as Executive Chairman from February 1, 2020 through December 31, 2020, as reflected in Mr. Murphy’s total compensation amount set forth in columns (b2)

(5)            For 2022 and 2021, the Non-PEO NEOs were Messrs. Wilcox, Lanza, and Senia, and Ms. Hall. For 2020, the Non-PEO NEOs were Messrs. Wilcox and Lanza.

Peer Group Issuers, Footnote [Text Block]

(7)       We used our peer group for purposes of Item 201(e) of Regulation S-K to calculate peer group total shareholder return. The peer group is a select group of peer companies comprised of Nasdaq-listed companies in SIC Code 6330-6339, Fire, Marine, and Casualty Insurance.

Adjustment To PEO Compensation, Footnote [Text Block]

(3)      The following table reconciles SCT Total for PEO (b1) to Total CAP to PEO (c1):

PEO (c1):
Fiscal Year	SCT Total ($) (A)	Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	Added to CAP: Pension Value Attributable to Fiscal Years' Service and Plan Amendments ($) (C)	Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(1) (E)	Added to CAP: Change in Fair Value of Prior Years' Unvested Awards ($)(1) (F)	Added to CAP: Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)(1) (G)	Total CAP (A - B + C - D + E + F + G)
2022	5,810,187	--	–	2,628,160	3,420,746	584,812	(86,623)	7,100,961
2021	5,435,625	–	–	2,124,100	3,075,273	1,093,366	(8,221)	7,471,943
2020	5,130,406	239,169	–	1,648,685	1,810,867	244,246	21,461	5,319,126

(1) The table below shows information on performance-based restricted stock unit awards (“RSUs”) and performance-based cash incentive unit awards (“CIUs”) previously granted to PEO (c1).

PEO (c1):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years' Awards Unvested ($)	Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2022
RSUs	2,310,409	406,192	(86,623)	2,629,977
CIUs	1,110,337	178,620	-	1,288,957
Total	3,420,746	584,812	(86,623)	3,918,934
2021
RSUs	2,052,416	598,684	(36,748)	2,614,352
CIUs	1,022,857	494,682	28,527	1,546,066
Total	3,075,273	1,093,366	(8,221)	4,160,419
2020
RSUs	1,255,857	117,570	54,475	1,427,902
CIUs	555,010	126,676	(33,014)	648,673
Total	1,810,867	244,246	21,461	2,076,575

(4)      The following table reconciles SCT Total for PEO (b2) to Total CAP to PEO (c2):

PEO (c2):
Fiscal Year	SCT Total ($) (A)	Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	Added to CAP: Pension Value Attributable to Fiscal Years' Service and Plan Amendments ($) (C)	Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(1) (E)	Added to CAP: Change in Fair Value of Prior Years' Unvested Awards ($)(1) (F)	Added to CAP: Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)(1) (G)	Total CAP (A - B + C - D + E + F + G)
2022	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2021	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
2020	5,370,502	380,329	–	2,100,004	2,284,638	395,669	35,607	5,606,083

(1) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to PEO (c2).

PEO (c2):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2022
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2021
RSUs	n/a	n/a	n/a	n/a
CIUs	n/a	n/a	n/a	n/a
Total	n/a	n/a	n/a	n/a
2020
RSUs	1,599,049	190,096	90,788	1,879,933
CIUs	685,589	205,573	(55,181)	835,981
Total	2,284,638	395,669	35,607	2,715,914

Non-PEO NEO Average Total Compensation Amount			$ 1,958,112	$ 1,889,803	$ 2,196,253
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,282,919	2,490,130	2,287,992
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(6)            The following table reconciles Average SCT Total for Non-PEO NEOs (d) to Average CAP to Non-PEO NEOs (e):

Average for Non-PEO NEOs:
Fiscal Year	SCT Total ($) (A)	Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	Added to CAP: Pension Value Attributable to Fiscal Years' Service and Plan Amendments ($) (C)	Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(1) (E)	Added to CAP: Change in Fair Value of Prior Years' Unvested Awards ($)(1) (F)	Added to CAP: Change in Fair Value of Prior Years' Awards that Vested in Fiscal Year ($)(1) (G)	Total CAP (A - B + C - D + E + F + G)
2022	1,958,112	–	–	665,944	863,214	158,607	(31,070)	2,282,919
2021	1,889,803	–	–	580,838	835,690	348,738	(3,263)	2,490,130
2020	2,196,253	101,198	–	637,958	698,107	120,014	12,774	2,287,992

(1) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to the Non-PEO NEOs.

Average for Non-PEO NEOs:
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2022
RSUs	583,518	108,458	(31,070)	660,907
CIUs	279,695	50,149	–	329,844
Total	863,214	158,607	(31,070)	990,751
2021
RSUs	559,612	188,746	(14,317)	734,040
CIUs	276,078	159,992	11,054	447,124
Total	835,690	348,738	(3,263)	1,181,165
2020
RSUs	485,891	55,881	32,425	574,197
CIUs	212,216	64,133	(19,651)	256,698
Total	698,107	120,014	12,774	830,894

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP versus Selective TSR

In each of 2022, 2021, and 2020, Selective markedly outperformed the Peer Group TSR. The relationship between CAP to PEO (c1) and Average CAP to Non-PEO NEOs to Selective’s TSR was moderately correlated, as both CAP to CEO (c1) and Average CAP to Non-PEO NEOs increased from 2020 to 2021, as Selective’s TSR increased. However, CAP to CEO (c1) and Average CAP to Non-PEO NEOs decreased from 2021 to 2022, while Selective’s TSR increased.

Compensation Actually Paid vs. Net Income [Text Block]

CAP versus Selective Net Income

Across 2022, 2021, and 2020, Selective generated strong net income. From 2020 to 2021, there were strong correlations between Selective’s net income and each of PEO CAP (c1) and Average CAP to Non-PEO NEOs. Specifically, both CAP to PEO (c1) and Average CAP to Non-PEO NEOs increased from 2020 to 2021, as Selective’s net income increased. In 2022, both CAP to PEO (c1) and Average CAP to Non-PEO NEOs decreased, as compared to 2021, as Selective’s net income decreased.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP versus Selective GAAP Combined Ratio

For each of 2022, 2021, and 2020, Selective generated strong GAAP combined ratio results. There is a correlation between Selective’s GAAP combined ratio and each of CAP to PEO (c1) and Average CAP to Non-PEO NEOs. Specifically, both CAP to PEO (c1) and Average CAP to Non-PEO NEOs increased from 2020 to 2021, as Selective’s combined ratio decreased (improved). Both CAP to PEO (c1) and Average CAP to Non-PEO NEOs decreased for 2022, as compared to 2021, as Selective’s combined ratio increased (weakened).

Tabular List [Table Text Block]

Important Financial Performance Measures

The following unranked tabular list sets forth the most important performance measures used by Selective to link CAP for all NEOs to company performance for 2022:

GAAP Combined Ratio
Cumulative non-GAAP operating ROE* / cumulative statutory operating return on policyholders’ surplus
Cumulative policy count growth
Cumulative statutory net premiums written growth
Profitability improvement
Expense management and operational efficiency
Customer experience

* See the Compensation Discussion and Analysis section of this Proxy Statement for a discussion of non-GAAP operating ROE, which is a non-GAAP performance measure.

Total Shareholder Return Amount			$ 142.03	129.52	104.46
Peer Group Total Shareholder Return Amount			108.7	101.26	90.45
Net Income (Loss)			$ 224,886	$ 403,837	$ 246,355
Company Selected Measure Amount			95.1	92.8	94.9
PEO Name	Gregory E. Murphy	Mr. Marchioni	Mr. Marchioni	Mr. Marchioni
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			GAAP Combined Ratio
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Cumulative non-GAAP operating ROE* / cumulative statutory operating return on policyholders’ surplus
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Cumulative policy count growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Cumulative statutory net premiums written growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Profitability improvement
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Expense management and operational efficiency
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name			Customer experience
Mr. Marchioni [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,810,187	$ 5,435,625	$ 5,130,406
PEO Actually Paid Compensation Amount			7,100,961	7,471,943	5,319,126
Mr. Marchioni [Member] | Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(239,169)
Mr. Marchioni [Member] | Pension Value Attributable to Fiscal Years' Service and Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Mr. Marchioni [Member] | Equity Awards Value in Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,628,160)	(2,124,100)	(1,648,685)
Mr. Marchioni [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,420,746	3,075,273	1,810,867
Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			584,812	1,093,366	244,246
Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(86,623)	(8,221)	21,461
Mr. Marchioni [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,310,409	2,052,416	1,255,857
Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			406,192	598,684	117,570
Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(86,623)	(36,748)	54,475
Mr. Marchioni [Member] | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,629,977	2,614,352	1,427,902
Mr. Marchioni [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,110,337	1,022,857	555,010
Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			178,620	494,682	126,676
Mr. Marchioni [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	28,527	(33,014)
Mr. Marchioni [Member] | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,288,957	1,546,066	648,673
Mr. Marchioni [Member] | Equity Fair Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,918,934	4,160,419	2,076,575
Mr. Murphy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	5,370,502
PEO Actually Paid Compensation Amount			0	0	5,606,083
Mr. Murphy [Member] | Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(380,329)
Mr. Murphy [Member] | Pension Value Attributable to Fiscal Years' Service and Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Mr. Murphy [Member] | Equity Awards Value in Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(2,100,004)
Mr. Murphy [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,284,638
Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					395,669
Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					35,607
Mr. Murphy [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,599,049
Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					190,096
Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					90,788
Mr. Murphy [Member] | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,879,933
Mr. Murphy [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					685,589
Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					205,573
Mr. Murphy [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(55,181)
Mr. Murphy [Member] | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					835,981
Mr. Murphy [Member] | Equity Fair Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,715,914
Non-PEO NEO [Member] | Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(101,198)
Non-PEO NEO [Member] | Pension Value Attributable to Fiscal Years' Service and Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Equity Awards Value in Compensation Table for the Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(665,944)	(580,838)	(637,958)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			863,214	835,690	698,107
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			158,607	348,738	120,014
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(31,070)	(3,263)	12,774
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			583,518	559,612	485,891
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			108,458	188,746	55,881
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(31,070)	(14,317)	32,425
Non-PEO NEO [Member] | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			660,907	734,040	574,197
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			279,695	276,078	212,216
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			50,149	159,992	64,133
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	11,054	(19,651)
Non-PEO NEO [Member] | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			329,844	447,124	256,698
Non-PEO NEO [Member] | Equity Fair Value Included in Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 990,751	$ 1,181,165	$ 830,894